SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
NOTE 11 - SUBSEQUENT EVENTS

TCA Global Credit Master Fund, LP

Effective on October 11, 2012, we entered into a Senior Secured Revolving Credit Facility Agreement (the “Credit Agreement”) dated as of September 30, 2012 with TCA Global Credit Master Fund, LP,. a Cayman Islands limited partnership. Pursuant to the Agreement, TCA agreed to loan up to $5 million to us for working capital purposes. A total of $700,000 was funded by TCA in connection with the closing. The amounts borrowed pursuant to the Credit Agreement are evidenced by a Revolving Promissory Note (the “Revolving Note”), the repayment of which is secured by a Security Agreement executed by us and our wholly-owned subsidiary, Healthcare Distribution Specialists, LLC. Pursuant to the Security Agreements, the repayment of the Revolving Note is secured by a security interest in substantially all of our assets in favor of TCA. The initial Revolving Note in the amount of $700,000 is due and payable along with interest thereon on April 11, 2013, and bears interest at the rate of 12% per annum, increasing to 18% per annum upon the occurrence of an event of default.  We also agreed to pay TCA a fee of $150,000, payable in the form of 3,048,781 shares of common stock.